COMMON STOCK WARRANTS - Loan and Security Agreement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2021	Dec. 31, 2020	Jan. 31, 2020
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 11.50
Debt discount	$ 0	$ 242,277
Warrant outstanding	6,512,087	322,223
Series B Redeemable Convertible Preferred Stock
Class of Warrant or Right [Line Items]
Issuance of stock (in shares)	161,112
Subordinated Loan and Security Agreement
Class of Warrant or Right [Line Items]
Interest expense	$ 47,046	$ 89,750
2020 preferred Series B warrants and 2021 preferred Series B warrants
Class of Warrant or Right [Line Items]
Fair value of the warrant at issuance		$ 562,244		$ 228,000
2020 preferred Series B warrants
Class of Warrant or Right [Line Items]
Warrants issued to purchase shares					211,112
Exercise price of warrants		$ 1.80			$ 1.80
Term of warrants (in years)					10 years
Valuation cap in case of liquidation					$ 150,000,000
Fair value of the warrant at issuance					$ 228,000
Warrant outstanding		211,112
2021 preferred Series B warrants
Class of Warrant or Right [Line Items]
Warrants issued to purchase shares			111,111
Exercise price of warrants		$ 1.80	$ 1.80
Term of warrants (in years)			10 years
Valuation cap in case of liquidation			$ 150,000,000
Fair value of the warrant at issuance			$ 143,333
Warrant outstanding	0	111,111